Document and Entity Information	12 Months Ended
Jan. 28, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 30, 2012
Registrant Name	BlackRock Funds II
Central Index Key	0001398078
Amendment Flag	false
Document Creation Date	Mar. 19, 2013
Document Effective Date	Mar. 19, 2013
Prospectus Date	Jan. 28, 2013